Segment Information - Schedule of Company’s Performance and Making Key Decisions Regarding Resource (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
General and administrative	$ 2,135,000	$ 2,000	$ 5,655,000	$ 7,000	$ 77,567	$ 2,358
Development costs	155,000	16,000	244,000	53,000	74,736	41,344
Total operating expenses	$ 2,290,000	$ 18,000	$ 5,899,000	$ 60,000	$ 152,303	$ 43,702